Financial instruments - fair values and risk management - Financial assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Treasury notes
Financial instruments - fair values and risk management
Percentage yield on treasury notes	1.50%
Financial assets at amortized cost
Financial instruments - fair values and risk management
Financial assets	$ 160,493	$ 168,029
Financial assets at amortized cost | Trade receivables
Financial instruments - fair values and risk management
Financial assets	37,001	41,874
Financial assets at amortized cost | Cash
Financial instruments - fair values and risk management
Financial assets	68,581	86,774
Financial assets at amortized cost | Loans receivable
Financial instruments - fair values and risk management
Financial assets	478	3,834
Financial assets at amortized cost | Other investments - current
Financial instruments - fair values and risk management
Financial assets	54,433	35,547
Financial assets at fair value through other comprehensive income | Other Investments - noncurrent
Financial instruments - fair values and risk management
Financial assets	3,092	2,969
Financial assets measured at fair value
Financial instruments - fair values and risk management
Financial assets	33,408	32,721
Financial assets measured at fair value | Other investments - current
Financial instruments - fair values and risk management
Financial assets	14,875	14,818
Financial assets measured at fair value | Other Investments - noncurrent
Financial instruments - fair values and risk management
Financial assets	$ 15,441	$ 14,934